FINANCIAL INVESTORS TRUST

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

SUPPLEMENT DATED APRIL 26, 2022, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2021, AS SUBSEQUENTLY AMENDED

Effective May 13, 2022, Lydia So will no longer serve as Portfolio Manager of the Funds. Accordingly, all references to Ms. So in the Prospectus and Statement of Additional Information will be deleted as of that date.

Laura Geritz, Blake Clayton, and Jennifer Anne McCulloch-Dunne will continue to serve as Portfolio Managers of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE